Mineral properties, plant and equipment (Detail) - Transfers Of Construction-In-Progress - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Opening balance of Construction-in-progress	$ 308	$ 64,906
Additions [Abstract]
Tailings dam	8,002	308
Zinc phase construction		13,240
Pre-commercial production costs capitalized, net of sales receipts (as restated)		21,670
Balance before transfers	8,310	100,124
Zinc phase assets transferred to plant and equipment (as restated)		(99,816)
Closing balance of Construction-in-progress	$ 8,310	$ 308